Warrants (Details) - USD ($)	Dec. 31, 2019	Dec. 20, 2019
Warrants [Abstract]
Outstanding warrants were converted		21,229,000
Exercise price		$ 11.50
Business acquisition fair value of warrants	$ 17,000,000
Number of warrants exercised	100	100